CD&R Acquisition Accounting - Additional Information (Detail) - USD ($) $ in Millions			9 Months Ended		12 Months Ended
	Dec. 29, 2013	Dec. 23, 2013	Oct. 02, 2016	Sep. 27, 2015	Jan. 03, 2016	Dec. 22, 2013	Apr. 29, 2016	Dec. 28, 2014
Business Acquisition [Line Items]
Cash consideration			$ 58.5	$ 104.0
Ownership interest acquired		100.00%
Equity proceeds from redeemable convertible preferred stock	$ 174.0
Fair value of the Redeemable Convertible Preferred Stock		$ 174.0
Excess purchase price attributed to goodwill acquired	8.6		$ 66.1		$ 48.0			$ 11.4
Buildings | Minimum
Business Acquisition [Line Items]
Property, plant and equipment useful life			1 year		1 year
Buildings | Maximum
Business Acquisition [Line Items]
Property, plant and equipment useful life			20 years		20 years
Term loan facility
Business Acquisition [Line Items]
Face amount of loan		61.7					$ 275.0
SiteOne Landscape Supply Holding, LLC
Business Acquisition [Line Items]
Cash consideration		$ 314.0
Ownership interest acquired		40.00%
CD And R Acquisition
Business Acquisition [Line Items]
Cash consideration		$ 318.0
Equity proceeds from redeemable convertible preferred stock		174.0
Costs incurred in connection with Acquisition		29.0
Excess purchase price attributed to goodwill acquired		$ 8.6
CD And R Acquisition | Finite-Lived Intangible Assets | Customer relationships
Business Acquisition [Line Items]
Discount rate (percent)		16.50%
Attrition rate (percent)		5.00%
CD And R Acquisition | Finite-Lived Intangible Assets | Trade Names
Business Acquisition [Line Items]
Discount rate (percent)		16.50%
Royalty rate (percent)		0.25%
CD And R Acquisition | Selling, General and Administrative Expenses
Business Acquisition [Line Items]
Costs incurred in connection with Acquisition	$ 9.8
CD And R Acquisition | Predecessor | Selling, General and Administrative Expenses
Business Acquisition [Line Items]
Costs incurred in connection with Acquisition						$ 2.3
CD And R Acquisition | Buildings | Minimum
Business Acquisition [Line Items]
Property, plant and equipment useful life		30 years
CD And R Acquisition | Buildings | Maximum
Business Acquisition [Line Items]
Property, plant and equipment useful life		50 years
CD And R Acquisition | ABL facility
Business Acquisition [Line Items]
Face amount of loan		$ 104.9
CD And R Acquisition | Term loan facility
Business Acquisition [Line Items]
Face amount of loan		61.7
CD And R Acquisition | Debt Discount
Business Acquisition [Line Items]
Costs incurred in connection with Acquisition		$ 16.9